Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Summary of Estimated Fair Value of Assets Acquired And Liabilities Assumed

Based upon the purchase price allocation, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition:

Cash	$39,144
Accounts receivable	187,502
Recoverable taxes	50,263
Other current assets	2,675
Property and equipment	493
Goodwill and other intangible assets	4,737,389
Total assets acquired at fair value	5,017,466

Accounts payable and accrued expenses	423,891
Payroll taxes	6,224
Total liabilities assumed	430,115

Total purchase consideration	$4,587,351